LVIP Delaware Mid Cap Value Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.48%
Airlines–1.05%
†Southwest Airlines Co.	233,300	$ 10,685,140
		10,685,140
Auto Components–0.77%
†Aptiv PLC	65,400	7,829,034
		7,829,034
Banks–8.17%
East West Bancorp, Inc.	307,800	24,322,356
Hancock Whitney Corp.	229,500	11,968,425
KeyCorp	726,900	16,268,022
Signature Bank	36,200	10,624,338
Synovus Financial Corp.	231,900	11,363,100
Western Alliance Bancorp	102,800	8,513,896
		83,060,137
Building Products–1.54%
Johnson Controls International PLC	150,695	9,881,071
MDU Resources Group, Inc.	218,000	5,809,700
		15,690,771
Capital Markets–4.14%
Affiliated Managers Group, Inc.	61,700	8,696,615
Raymond James Financial, Inc.	217,225	23,875,200
State Street Corp.	109,400	9,530,928
		42,102,743
Chemicals–3.42%
†Axalta Coating Systems Ltd.	195,300	4,800,474
Celanese Corp.	67,200	9,600,864
Huntsman Corp.	542,000	20,330,420
		34,731,758
Communications Equipment–0.90%
†Ciena Corp.	151,500	9,185,445
		9,185,445
Construction & Engineering–3.27%
AECOM	174,400	13,395,664
Quanta Services, Inc.	151,000	19,873,110
		33,268,774
Consumer Finance–1.32%
Synchrony Financial	385,300	13,412,293
		13,412,293
Containers & Packaging–3.19%
†Berry Global Group, Inc.	195,282	11,318,545
Crown Holdings, Inc.	80,100	10,019,709
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding Co.	554,000	$ 11,102,160
		32,440,414
Diversified Consumer Services–0.67%
Service Corp. International	103,050	6,782,751
		6,782,751
Electric Utilities–3.06%
Edison International	148,500	10,409,850
NRG Energy, Inc.	257,800	9,889,208
Xcel Energy, Inc.	148,900	10,746,113
		31,045,171
Electrical Equipment–1.36%
AMETEK, Inc.	46,000	6,126,280
Regal Rexnord Corp.	51,500	7,662,170
		13,788,450
Electronic Equipment, Instruments & Components–3.19%
Avnet, Inc.	197,900	8,032,761
†Flex Ltd.	628,541	11,659,436
†Keysight Technologies, Inc.	80,750	12,756,077
		32,448,274
Equity Real Estate Investment Trusts–7.78%
Apartment Income REIT Corp.	183,659	9,818,410
Brandywine Realty Trust	535,500	7,571,970
Host Hotels & Resorts, Inc.	375,600	7,297,908
Kimco Realty Corp.	470,200	11,613,940
Life Storage, Inc.	74,850	10,511,186
MGM Growth Properties LLC Class A	280,000	10,836,000
Outfront Media, Inc.	344,300	9,788,449
Spirit Realty Capital, Inc.	253,400	11,661,468
		79,099,331
Food & Staples Retailing–0.66%
†U.S. Foods Holding Corp.	179,000	6,735,770
		6,735,770
Food Products–2.28%
Campbell Soup Co.	80,600	3,592,342
Conagra Brands, Inc.	181,800	6,103,026
Kellogg Co.	97,200	6,268,428
Tyson Foods, Inc. Class A	80,000	7,170,400
		23,134,196
Health Care Equipment & Supplies–2.16%
Steris PLC	44,200	10,686,234
Zimmer Biomet Holdings, Inc.	88,300	11,293,570
		21,979,804
LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.12%
AmerisourceBergen Corp.	76,500	$ 11,835,315
Quest Diagnostics, Inc.	71,300	9,758,118
		21,593,433
Hotels, Restaurants & Leisure–2.29%
Darden Restaurants, Inc.	53,150	7,066,292
†Marriott International, Inc. Class A	92,040	16,176,030
		23,242,322
Household Durables–1.22%
DR Horton, Inc.	166,233	12,386,021
		12,386,021
Insurance–6.44%
Allstate Corp.	111,200	15,402,312
Assurant, Inc.	65,500	11,909,865
Globe Life, Inc.	89,550	9,008,730
Hartford Financial Services Group, Inc.	240,500	17,270,305
Reinsurance Group of America, Inc.	108,200	11,843,572
		65,434,784
IT Services–0.41%
†Fiserv, Inc.	40,800	4,137,120
		4,137,120
Leisure Products–1.25%
Hasbro, Inc.	71,200	5,832,704
Polaris, Inc.	65,500	6,898,460
		12,731,164
Life Sciences Tools & Services–2.03%
Agilent Technologies, Inc.	105,300	13,934,349
†Syneos Health, Inc.	83,200	6,735,040
		20,669,389
Machinery–3.82%
†Gates Industrial Corp. PLC	425,900	6,414,054
ITT, Inc.	170,678	12,836,692
Oshkosh Corp.	92,900	9,350,385
Stanley Black & Decker, Inc.	73,100	10,218,649
		38,819,780
Marine–0.76%
†Kirby Corp.	106,500	7,688,235
		7,688,235
Media–1.23%
Cable One, Inc.	3,150	4,612,356
Nexstar Media Group, Inc. Class A	42,100	7,935,008
		12,547,364
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–1.68%
Alcoa Corp.	107,500	$ 9,678,225
Newmont Corp.	92,500	7,349,125
		17,027,350
Multiline Retail–1.03%
†Dollar Tree, Inc.	65,300	10,457,795
		10,457,795
Multi-Utilities–3.46%
CMS Energy Corp.	171,300	11,980,722
Public Service Enterprise Group, Inc.	202,300	14,161,000
WEC Energy Group, Inc.	89,900	8,972,919
		35,114,641
Oil, Gas & Consumable Fuels–7.37%
Coterra Energy, Inc.	426,000	11,489,220
Hess Corp.	274,700	29,403,888
Marathon Oil Corp.	1,020,800	25,632,288
Valero Energy Corp.	82,500	8,377,050
		74,902,446
Paper & Forest Products–0.71%
Louisiana-Pacific Corp.	116,800	7,255,616
		7,255,616
Professional Services–3.15%
†CACI International, Inc. Class A	20,500	6,175,830
KBR, Inc.	370,420	20,273,087
ManpowerGroup, Inc.	59,400	5,578,848
		32,027,765
Road & Rail–0.83%
JB Hunt Transport Services, Inc.	41,900	8,413,101
		8,413,101
Semiconductors & Semiconductor Equipment–3.99%
†ON Semiconductor Corp.	209,600	13,123,056
†Qorvo, Inc.	80,100	9,940,410
Teradyne, Inc.	147,500	17,438,925
		40,502,391
Software–1.92%
†Synopsys, Inc.	58,400	19,462,968
		19,462,968
Specialty Retail–1.92%
†AutoZone, Inc.	6,150	12,574,167
Ross Stores, Inc.	76,200	6,893,052
		19,467,219

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.31%
†Western Digital Corp.	62,700	$ 3,113,055
		3,113,055
Textiles, Apparel & Luxury Goods–0.63%
†Capri Holdings Ltd.	124,500	6,398,055
		6,398,055
Trading Companies & Distributors–1.98%
†United Rentals, Inc.	25,600	9,093,376
†WESCO International, Inc.	84,400	10,983,816
		20,077,192
Total Common Stock (Cost $572,864,592)		1,010,889,462

MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	53,374	53,374
Total Money Market Fund (Cost $53,374)		53,374

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.66%
Discounted Commercial Paper–0.66%
≠DZ Bank AG 0.30% 4/1/22	6,750,000	$ 6,750,000
		6,750,000
Total Short-Term Investment (Cost $6,750,000)		6,750,000

TOTAL INVESTMENTS–100.15% (Cost $579,667,966)	1,017,692,836
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(1,552,372)
NET ASSETS APPLICABLE TO 22,517,862 SHARES OUTSTANDING–100.00%	$1,016,140,464

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Mid Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,010,889,462	$—	$—	$1,010,889,462
Money Market Fund	53,374	—	—	53,374
Short-Term Investment	—	6,750,000	—	6,750,000
Total Investments	$1,010,942,836	$6,750,000	$—	$1,017,692,836
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–4